PAYROLL AND RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee benefits [Abstract]
Salaries and other employee costs	$ 228,818	$ 216,617	$ 213,252
Social security and other taxes	46,480	37,333	38,457
Retirement - contribution plan	823	513	906
Pensions - defined benefit scheme	134	129	310
Total payroll and related costs	276,255	254,592	252,925
Payroll and related costs from discontinued operations	0	22,182	14,380
Remuneration of key management personnel [Abstract]
Salaries and other employee costs	242	566	1,684
Share - based payments	14	760	3,099
Total remuneration of key management personnel	$ 256	$ 1,326	$ 4,783